Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	March 31, 2022	December 31, 2021

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	543,118	450,374
Machinery	657,017	627,641
Subtotal	1,262,254	1,140,133
Accumulated Depreciation	(329,083)	(286,842)

Property and Equipment, net	$933,171	$853,290

Depreciation and amortization expense related to property and equipment was approximately $42,000 and $40,000 for the three months ended March 31, 2022 and 2021, respectively.

Note 4 – Property and Equipment

Property and equipment consisted of the following:

	December 31, 2021	December 31, 2020

Computer and office equipment	$2,807	$2,807
Lab equipment	15,606	15,606
Furniture	43,705	43,705
Leasehold improvements	450,374	422,318
Machinery	627,641	623,190
Subtotal	1,140,132	1,107,626
Accumulated Depreciation	(286,842)	(121,219)

Property and Equipment, net	$853,290	$986,407

Depreciation and amortization expense related to property and equipment was approximately $166,000 and $111,000 for the years ended December 31, 2021 and 2020, respectively. For the year ended December 31, 2021, depreciation expense of approximately $36,000 was recorded within cost of sales, $29,000 recorded within general and administrative expenses, and $101,000 recorded within research and development. For the year ended December 31, 2020, depreciation expense of approximately $52,000 was recorded within cost of sales, $26,000 recorded within general and administrative expenses, and $23,000 recorded within research and development.